Goodwill and Intangible Assets, Net (Details) - Schedule of our finite-lived intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 91,149
Currency Translation Adjustment	(1,004)
Accumulated Amortization	(23,912)
Net Carrying Amount	$ 66,233	$ 71,511
Weighted Average Remaining Useful Life (Years)	11 years 8 months 12 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 89,915	89,915
Currency Translation Adjustment	(973)	4,040
Accumulated Amortization	(23,669)	(22,444)
Net Carrying Amount	$ 65,273	$ 71,511
Weighted Average Remaining Useful Life (Years)	11 years 9 months 18 days	12 years 9 months 18 days
Tradename [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,234
Currency Translation Adjustment	(31)
Accumulated Amortization	(243)
Net Carrying Amount	$ 960
Weighted Average Remaining Useful Life (Years)	3 years 10 months 24 days